Additional disclosure requirements - Parent-Only Comprehensive Income Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Condensed Statement of Income Captions [Line Items]
NET INCOME	€ (10,338)	€ 4,082
OTHER COMPREHENSIVE INCOME	(7,184)	891
Items that may be reclassified subsequently to profit or loss	(6,488)	1,599
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(82)	1,891
Revaluation gains (losses)	272	2,131
Amounts transferred to income statement	(727)	(240)
Other reclassifications	373	0
Cash flow hedges:	774	127
Revaluation gains/(losses)	3,070	260
Amounts transferred to income statement	(2,296)	(133)
Other reclassifications	0	0
Hedges of net investments in foreign operations:	2,524	(762)
Exchange differences	(9,499)	937
Non-current assets held for sale	0	0
Income tax	7	(636)
Items not reclassified to profit or loss	(696)	(708)
Actuarial gains/(losses) on pension plans	204	(833)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(7)	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(880)	(21)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	12	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(12)	0
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	65	(120)
Income tax relating to items that will not be reclassified	(78)	266
Total comprehensive income	(17,522)	4,973
Banco Santander S.A. | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
NET INCOME	(6,811)	543
OTHER COMPREHENSIVE INCOME	(829)	15
Items that may be reclassified subsequently to profit or loss	(210)	179
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(199)	464
Revaluation gains (losses)	95	622
Amounts transferred to income statement	(294)	(158)
Other reclassifications	0	0
Cash flow hedges:	(104)	(207)
Revaluation gains/(losses)	(126)	(204)
Amounts transferred to income statement	22	(3)
Amounts transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedges of net investments in foreign operations:	0	0
Exchange differences	0	0
Non-current assets held for sale	0	0
Income tax	93	(78)
Items not reclassified to profit or loss	(619)	(164)
Actuarial gains/(losses) on pension plans	(42)	(98)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(688)	(53)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	12	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(12)	0
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	5	0
Income tax relating to items that will not be reclassified	106	(13)
Total comprehensive income	€ (7,640)	€ 558